UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services, Ltd. Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number: 028-14814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    May 14, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total: 679519
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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                                                         FORM 13F INFORMATION TABLE
                                                          Value     Shares/  Sh/ Put/ Invstmt Other    Voting Authority
Name of Issuer             Title of Class   CUSIP        (x$1000)   Prn Amt  Prn Call Dscretn Managers Sole  Shared None
---------                  --------------   --------     -------    -------  --- ---- ------- -------- ----- ------ -----
IISHARES (CFT) LEHMAN CR BD FD      ETF   464288620      20314       185141   SH        SOLE          21123         164018
ISHARES (CIU) BARCLAYS INT CRE      ETF   464288638      20420       187598   SH        SOLE          21333         166265
ISHARES (EFA) MSCI EAFE             ETF   464287465      49142       895279   SH        SOLE         276105         619174
ISHARES (HYG) H/Y CORP              ETF   464288513       9651       106382   SH        SOLE          19065          87317
ISHARES (IEF) BARCLAYS 7-10YR       ETF   464287440      15848       153450   SH        SOLE          17311         136139
ISHARES (IVE) S&P 500 VALUE         ETF   464287408      50300       774682   SH        SOLE         240614         534068
ISHARES (MBB) BARCLAYS FIXED B      ETF   464288588      81860       758317   SH        SOLE          94829         663488
ISHARES (PFF) PREF STK INDX         ETF   464288687       9826       251699   SH        SOLE          45037         206662
POWERSHARES (PCY) GLOBAL SOVER      ETF   73936T573      21394       763511   SH        SOLE         191159         572352
SPDR (DIA) DOW JONES INDL AVRG      ETF   78467X109     108286       821593   SH        SOLE         252578         569015
SPDR (MDY) S&P MIDCAP 400           ETF   78467Y107      75729       419063   SH        SOLE         128507         290556
SPDR (SDY) S&P 500 DIVID            ETF   78464A763      68533      1209976   SH        SOLE         372503         837473
SPDR (SPY) S&P 500                  ETF   78462F103      85827       609527   SH        SOLE         187497         422030
VANGUARD (BSV) SHORT BD FD          ETF   921937827      14421       178169   SH        SOLE              0         178169
VANGUARD (VWO) EMERGING MKT IN      ETF   922042858      47968      1094552   SH        SOLE         314244         780308
